Annual Fund Operating Expenses	Dec. 29, 2025
Timber Point Global Allocations Fund - Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.00%
Component3 Other Expenses	1.23%
Acquired Fund Fees and Expenses	0.58%	[1]
Expenses (as a percentage of Assets)	2.86%	[2]
Fee Waiver or Reimbursement	(0.63%)
Net Expenses (as a percentage of Assets)	2.23%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Timber Point Alternative Income Fund - Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.00%
Component3 Other Expenses	1.41%
Acquired Fund Fees and Expenses	0.25%	[4]
Expenses (as a percentage of Assets)	2.61%	[5]
Fee Waiver or Reimbursement	(0.71%)
Net Expenses (as a percentage of Assets)	1.90%	[5],[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027

[1]	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
[3]	Pursuant to an operating expense limitation agreement between Timber Point Capital Management LLC (“Timber Point” or, the “Adviser”) and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1, shareholder services fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% and 1.70% of the average daily net assets of the Global Fund and the Income Fund, respectively, through December 31, 2025, and to not more than 1.50% of the average daily net assets of each share class of the Fund beginning January 1, 2026 through January 31, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment.
[4]	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[5]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles.
[6]	Pursuant to an operating expense limitation agreement between Timber Point and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1, shareholder services fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% and 1.70% of the average daily net assets of the Global Fund and the Income Fund, respectively, through December 31, 2025, and to not more than 1.50% of the average daily net assets of each share class of the Fund beginning January 1, 2026 through January 31, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment.